Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ (305,326)	$ (291,399)	$ (237,347)
Provision recorded for current period sales	[1]	(1,539,413)	(1,676,197)	(1,471,902)
Credits processed/Payments		1,594,886	1,662,270	1,417,850
Ending balance		(249,853)	(305,326)	(291,399)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(112,071)	(126,729)	(64,119)
Provision recorded for current period sales	[1]	(1,107,353)	(1,153,406)	(1,032,248)
Credits processed/Payments		1,102,792	1,168,064	969,638
Ending balance		(116,632)	(112,071)	(126,729)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(193,255)	(164,670)	(173,228)
Provision recorded for current period sales	[1]	(432,060)	(522,791)	(439,654)
Credits processed/Payments		492,094	494,206	448,212
Ending balance		(133,221)	(193,255)	(164,670)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(125,864)	(154,348)	(165,082)
Provision recorded for current period sales	[1]	(109,942)	(121,243)	(125,798)
Credits processed/Payments		123,973	149,727	136,532
Ending balance		(111,833)	(125,864)	(154,348)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(82,494)	(93,920)	(109,765)
Provision recorded for current period sales	[1]	(49,265)	(41,871)	(25,228)
Credits processed/Payments		60,894	53,297	41,073
Ending balance		(70,865)	(82,494)	(93,920)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	[2]	(43,370)	(60,428)	(55,317)
Provision recorded for current period sales	[1],[2]	(60,677)	(79,372)	(100,570)
Credits processed/Payments	[2]	63,079	96,430	95,459
Ending balance	[2]	$ (40,968)	$ (43,370)	$ (60,428)

[1]	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
[2]	Includes Medicaid, indirect rebates, and amounts due to customers.